N-2	Feb. 07, 2024
Cover [Abstract]
Entity Central Index Key	0000888491
Amendment Flag	false
Securities Act File Number	1-11316
Document Type	8-K
Entity Registrant Name	OMEGA HEALTHCARE INVESTORS, INC.
Entity Address, Address Line One	303 International Circle,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	427-1700
Entity Emerging Growth Company	false